FAIR VALUE OF FINANCIAL INSTRUMENTS - Inputs Excess MSRs (Details 2)	12 Months Ended
	Dec. 31, 2013
MSRs Pool 11
Held through Equity Method Investees (Note 6):
Prepayment speed	7.60%	[1]
Delinquency	5.00%	[2]
Recapture rate	34.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 6
Held through Equity Method Investees (Note 6):
Prepayment speed	16.00%	[1]
Delinquency	8.20%	[2]
Recapture rate	30.40%	[3]
Excess mortgage servicing amount	0.25%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 6 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.23%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 7
Held through Equity Method Investees (Note 6):
Prepayment speed	13.10%	[1]
Delinquency	7.80%	[2]
Recapture rate	35.90%	[3]
Excess mortgage servicing amount	0.16%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 7 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 8
Held through Equity Method Investees (Note 6):
Prepayment speed	14.60%	[1]
Delinquency	6.80%	[2]
Recapture rate	35.90%	[3]
Excess mortgage servicing amount	0.20%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 8 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 9
Held through Equity Method Investees (Note 6):
Prepayment speed	16.20%	[1]
Delinquency	5.00%	[2]
Recapture rate	30.10%	[3]
Excess mortgage servicing amount	0.22%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 9 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.26%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 10
Held through Equity Method Investees (Note 6):
Prepayment speed	11.40%	[1]
Recapture rate	9.00%	[3]
Excess mortgage servicing amount	0.11%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 10 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	8.00%	[1]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 11
Held through Equity Method Investees (Note 6):
Prepayment speed	15.20%	[1]
Delinquency	9.60%	[2]
Recapture rate	37.00%	[3]
Excess mortgage servicing amount	0.16%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	7.90%	[1]
Delinquency	5.00%	[2]
Recapture rate	35.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%

[1]	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	Weighted average total mortgage servicing amount in excess of the basic fee.